COLONIAL NEW YORK
INSURED MUNICIPAL FUND


[PHOTO]

ANNUAL REPORT
NOVEMBER 30, 2002

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:
For a third consecutive year, the municipal bond market offered positive returns. In general, the bond market was aided by strong demand, as investors shied away from the stock market in light of economic uncertainty, corporate scandals and the threat of war. Relatively stable interest rates were also an aid to market performance. The Federal Reserve lowered short-term interest rates early in the period and again late in the period as the economy struggled and consumer confidence sagged. The volume of new municipal bonds increased as cities and states faced budget deficits and revenue shortfalls. However, investor demand for bonds also rose, and that helped support returns throughout the year.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Maureen Newman. As always, we thank you for choosing Colonial New York Insured Municipal Fund and for giving us the opportunity to help you build a strong financial future.

/s/ Keith T. Banks

Keith T. Banks
President



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE




Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the 12-month period ended November 30, 2002, Colonial New York Insured Municipal Fund generated a total return of 6.56%, based on net asset value. The fund's peer group, the Lipper New York Insured Municipal Debt Funds, averaged a 7.58% return.1

The fund's underperformance was partially the result of our decision to reduce the fund's duration (a measure of interest rate sensitivity) by selling Treasury futures contracts. Generally, a shorter duration hurts a fund when interest rates decline, as they did for much of the fiscal year. During the period, high-quality municipal bonds outperformed lower-quality bonds. A small position in lower-quality securities held back the fund's performance. The lower-quality securities had been added to the portfolio as a way to boost income. The fund's leverage boosted its income stream, which, in turn, enhanced the income available for distribution to the fund's shareholders.

The fund benefited from the prerefunding of Metropolitan Transportation Authority bonds (2.8% of net assets2). When an issuer prerefunds bonds, it issues new bonds and invests the proceeds from their sale in US Treasury securities, which are pledged to pay off the older debt. Because US Treasuries are the highest quality bonds, prerefunding improves the credit rating of the issuer, and that, in turn, boosts the value of the older bonds.

During the period, we brought the fund in line with a new Securities and Exchange Commission rule that requires mutual funds to invest at least 80% of their net assets (plus any borrowings for investment purposes) in the types of securities suggested by their names. In replacing uninsured bonds, we restructured the portfolio to include securities that we believe should perform well during a variety of market environments.

Looking ahead, we plan to emphasize high-quality revenue bonds, such as those in the education, utility, and water and sewer sectors. We expect to put less focus on bonds directly dependent on state finances because of the budget cuts proposed by the State of New York.

/s/ Maureen G. Newman

Maureen G. Newman

Maureen G. Newman is the portfolio manager of Colonial New York Insured Municipal Fund and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.




Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates.

Single-state municipal bond funds pose additional risks due to limited geographical diversification. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

2  Holdings are disclosed as of November 30, 2002, and are subject to change.





PRICE PER SHARE
AS OF 11/30/02 ($)

Net asset value          15.64
--------------------------------
Market price             15.86
--------------------------------


ONE YEAR TOTAL RETURNS (%)

Net asset value           6.56
--------------------------------
Market price             16.79
--------------------------------


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/01-11/30/02 ($)
                          1.11
--------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the Fund's ordinary income, and any market discount is taxable when distributed.


TOP 10 INDUSTRY SECTORS
AS OF 11/30/02 (%)

Education                 17.4
--------------------------------
State appropriated        10.0
--------------------------------
Airports                   8.6
--------------------------------
Hospitals                  8.5
--------------------------------
Water & sewer              7.2
--------------------------------
Municipal electric         6.1
--------------------------------
Toll facilities            5.5
--------------------------------
Transportation             5.3
--------------------------------
Local general obligations  4.7
--------------------------------
Special non-property tax   4.0
--------------------------------


QUALITY BREAKDOWN
AS OF 11/30/02 (%)

AAA                       83.0
--------------------------------
AA                        10.9
--------------------------------
A                          0.9
--------------------------------
BBB                        3.5
--------------------------------
BB                         0.1
--------------------------------
Non rated                  1.6
--------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown or invest in these sectors in the future.

INVESTMENT PORTFOLIO

November 30, 2002 (New York unless otherwise stated)

MUNICIPAL BONDS - 97.5%                  PAR        VALUE
----------------------------------------------------------

EDUCATION - 17.4%
Niagara County Industrial Development
   Agency, Niagara University,
   Series 2001 A,
     5.350% 11/01/23                $1,000,000  $ 1,006,070
Schenectady Industrial Development
   Agency, Union College, Series 1999 A,
     5.450% 12/01/29                 1,000,000    1,033,480
St. Lawrence County Industrial
   Development Agency, St. Lawrence
   University, Series 1998 A,
     5.375% 07/01/18                   700,000      736,225
State Dormitory Authority:
   Cooper Union, Series 1999,
     6.000% 07/01/19                 1,000,000    1,109,010
   New York University:
     Series 1998 A,
       5.750% 07/01/27               1,500,000    1,677,075
     Series 2001,
       5.500% 07/01/22                 690,000      746,270
   Pratt Institute, Series 1999,
     6.000% 07/01/28                   500,000      537,455
                                                -----------
                                                  6,845,585
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 12.6%
CONGREGATE CARE RETIREMENT - 1.4%
State Dormitory Authority,
   Miriam Osborn Memorial Home,
   Series 2000 B,
     6.875% 07/01/19                   300,000      336,432
Suffolk County Industrial Development
   Agency, Jefferson Ferry,
   Series 1999 A,
     7.200% 11/01/19                   200,000      206,246
                                                -----------
                                                    542,678
                                                -----------
HOSPITALS - 8.5%
New York City Industrial Development
   Agency, Staten Island University
   Hospital, Series 2002 C,
     6.450% 07/01/32                   150,000      147,922
State Dormitory Authority:
   New Island Hospital,
   Series 1999 B,
     5.750% 07/01/19                 1,000,000    1,075,050
   Sloan Kettering Cancer Center,
   Series 1998,
     5.500% 07/01/23                 1,000,000    1,078,560
   St. Francis Hospital,
   Series 1999 A,
     5.500% 07/01/29                 1,000,000    1,031,700
                                                -----------
                                                  3,333,232
                                                -----------




                                         PAR        VALUE
----------------------------------------------------------

NURSING HOMES - 2.7%
Syracuse Housing Authority,
   Loretto Rest, Series 1997 A,
     5.700% 08/01/27                $1,000,000  $ 1,044,860
                                                -----------

-----------------------------------------------------------
HOUSING - 4.3%
ASSISTED LIVING/SENIOR - 1.7%
Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999,
     6.000% 05/01/29                   200,000      172,348
State Dormitory Authority,
   Willow Towers, Inc., Series 2002,
     5.250% 02/01/22                   500,000      501,695
                                                -----------
                                                    674,043
                                                -----------

SINGLE FAMILY - 2.6%
State Mortgage Agency,
   Series 1999 8-2,
     5.650% 04/01/30                 1,000,000    1,025,770
                                                -----------

-----------------------------------------------------------
OTHER - 4.3%
POOL/BOND BANK - 1.5%
State Environmental Facilities Corp.,
   Series 2000,
     5.700% 07/15/22                   540,000      582,314
                                                -----------

REFUNDED/ESCROWED (A) - 2.8%
Metropolitan Transportation Authority,
   Series 1998 A,
     5.250% 07/01/28 (b)             1,000,000    1,114,680
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 1.4%
RECREATION - 1.4%
New York City Cultural Trust,
   American Museum of Natural History,
   Series 1997 A,
     5.650% 04/01/22                   500,000      534,600
                                                -----------

-----------------------------------------------------------
TAX-BACKED - 22.6%
LOCAL GENERAL OBLIGATIONS - 4.7%
New York City:
   Series 1998 B,
     5.375% 08/01/22                 1,000,000    1,022,690
   Series 1998 D,
     5.250% 08/01/21                   500,000      508,115
PR Commonwealth of Puerto Rico,
   Municipal Finance Agency,
   Series 1999 A,
     5.500% 08/01/23                   300,000      314,910
                                                -----------
                                                  1,845,715
                                                -----------



See notes to investment portfolio.

November 30, 2002 (New York unless otherwise stated)

MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
----------------------------------------------------------

TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX - 4.0%
PR Commonwealth of Puerto Rico,
   Public Building Authority,
   Series 1997 B,
     5.000% 07/01/27                $1,000,000  $ 1,004,690
VI Virgin Islands Public Finance
   Authority, Series 1999,
     6.500% 10/01/24                   500,000      554,245
                                                -----------
                                                  1,558,935
                                                -----------
STATE APPROPRIATED - 10.0%
Metropolitan Transportation Authority,
   Series 2002,
     5.500% 07/01/17                   500,000      555,305
State Dormitory Authority:
   City University of New York,
   Series 1997 I,
     5.125% 07/01/27                 1,000,000    1,002,010
   State University of New York,
   Series 1999 C,
     5.500% 07/01/29                 1,200,000    1,252,932
State Urban Development Corp.,
   Series 1999 C,
     6.000% 01/01/29                 1,000,000    1,110,940
                                                -----------
                                                  3,921,187
                                                -----------
STATE GENERAL OBLIGATIONS - 3.9%
PR Commonwealth of Puerto Rico,
   Series 1997,
     5.375% 07/01/25                 1,500,000    1,543,155
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 19.7%
AIR TRANSPORTATION - 0.3%
New York City Industrial
   Development Agency:
   British Airways PLC, Series 2002,
     7.625% 12/01/32                   100,000       81,647
   JFK International Airport,
   American Airlines,
   Series 2002 B,
     8.500% 08/01/28                   100,000       56,761
                                                -----------
                                                    138,408
                                                -----------
AIRPORTS - 8.6%
Albany County Airport Authority,
   Series 1997,
     5.500% 12/15/19                 1,500,000    1,559,370
Niagara Frontier Transportation Authority,
   Series 1999 A,
     5.625% 04/01/29                 1,750,000    1,818,565
                                                -----------
                                                  3,377,935
                                                -----------
TOLL FACILITIES - 5.5%
Triborough Bridge & Tunnel Authority:
   Series 1992 Y,
     6.125% 01/01/21                 1,390,000    1,616,070
   Series 2002,
     5.500% 11/15/20                   500,000      547,510
                                                -----------
                                                  2,163,580
                                                -----------




                                         PAR        VALUE
----------------------------------------------------------
TRANSPORTATION - 5.3%
Metropolitan Transportation Authority:
   Series 2002 A,
     5.000% 11/15/30                $  500,000   $  494,790
   Series 2002 E,
     5.500% 11/01/15                   500,000      560,190
New York City Transportation Authority,
   Series 1999 A,
     5.250% 01/01/29                 1,000,000    1,013,760
                                                -----------
                                                  2,068,740
                                                -----------

-----------------------------------------------------------
UTILITY - 15.2%
INDEPENDENT POWER PRODUCER - 1.9%
New York City Industrial Development
   Agency, Brooklyn Navy Yard Partners,
   Series 1997,
     5.650% 10/01/28                   300,000      281,268
Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/19                   200,000      202,602
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical
   & Environmental Cogeneration
   Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26                   250,000      257,940
                                                -----------
                                                    741,810
                                                -----------
MUNICIPAL ELECTRIC - 6.1%
GM Guam Power Authority,
   Series 1999 A,
     5.250% 10/01/34                   500,000      509,550
Long Island Power Authority:
   Series 1998 A,
     5.250% 12/01/26                 1,000,000    1,011,120
   Series 2000 A,
     (c) 06/01/19                    2,000,000      880,900
                                                -----------
                                                  2,401,570
                                                -----------
WATER & SEWER - 7.2%
Albany Municipal Water Finance
   Authority, Series 2000 A,
     6.375% 12/01/17                   200,000      233,220
Buffalo Municipal Water Finance
   Authority, Series 1999,
     6.000% 07/01/29                 1,450,000    1,612,487
Clifton Park Water Authority,
   Series 1999 A,
     5.000% 10/01/29                 1,000,000      989,730
                                                -----------
                                                  2,835,437
                                                -----------

TOTAL INVESTMENTS - 97.5%
   (cost of $35,008,724) (d)                     38,294,234
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 2.5%              980,446
-----------------------------------------------------------
NET ASSETS* - 100.0%                            $39,274,680
                                                -----------



See notes to investment portfolio.

November 30, 2002

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(b) This security, or a portion thereof with a market value of $169,431, is being used to collateralized open futures contracts.
(c) Zero coupon bond.
(d) Cost for generally accepted accounting principles is $35,008,724. Cost for federal income tax purposes is $34,956,442. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.


Short futures contracts open at November 30, 2002:

                          Par Value                Unrealized
                         Covered by   Expiration  Appreciation
         Type             Contracts      Month    at 11/30/02
--------------------------------------------------------------
10 Year U.S. Treasury Note$9,800,000     March     $48,190
                                                -----------


Summary of securities by insurer (unaudited):

                                                   % of Total
        Insurer                                   Investments
--------------------------------------------------------------
MBIA Insurance Corp.                                  37.8%
Financial Security Assurance, Inc.                    16.7
Ambac Assurance Corp.                                 15.5
Financial Guaranty Insurance Corp.                     7.6
Radian Asset Assurance, Inc.                           4.0
Federal Housing Administration                         2.7
GNMA Collateralized                                    1.3
ACA Financial Guaranty Corp.                           0.9
                                                -----------
                                                      86.5%
                                                -----------

* Net assets represent both Common Shares and Auction Preferred Shares.




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002

ASSETS:
Investments, at cost                            $35,008,724
                                                -----------
Investments, at value                           $38,294,234
Cash                                                347,228
Interest receivable                                 696,775
Expense reimbursement due from Advisor               20,996
Deferred Trustees' compensation plan                  1,232
                                                -----------
   Total Assets                                  39,360,465
                                                -----------

LIABILITIES:
Payable for:
   Futures variation margin                          32,156
   Distributions-- Preferred Shares                   1,780
   Management fee                                    11,287
   Pricing and bookkeeping fees                       1,664
   Trustees' fee                                        322
   Audit fee                                         23,580
   Reports to shareholders                            9,447
Deferred Trustees' fee                                1,232
Other liabilities                                     4,317
                                                -----------
   Total Liabilities                                 85,785
                                                -----------


Auction Preferred Shares (564 shares issued
   and outstanding at $25,000 per share)         14,100,000
                                                -----------

COMPOSITION OF NET ASSETS APPLICABLE
   TO COMMON SHARES:
Paid-in capital - common shares                 $22,733,027
Undistributed net investment income                 134,274
Accumulated net realized loss                    (1,026,321)
Net unrealized appreciation on:
   Investments                                    3,285,510
   Futures contracts                                 48,190
                                                -----------
Net assets at value applicable to 1,609,743
   common shares of beneficial interest
   outstanding                                  $25,174,680
                                                -----------

Net asset value per common share                $     15.64
                                                -----------






STATEMENT OF OPERATIONS

For the Year Ended November 30, 2002

INVESTMENT INCOME:
Interest                                         $2,078,977
                                                -----------

EXPENSES:
Management fee                                      255,386
Pricing and bookkeeping fees                         42,117
Trustees' fee                                         7,023
Preferred shares remarketing commissions             35,388
Transfer agent fee                                   31,105
Audit fee                                            27,099
Custody fee                                           2,656
Reports to shareholders                              23,989
Other expenses                                       10,792
                                                -----------
   Total Expenses                                   435,555
Fees and expenses waived or reimbursed
   by Advisor                                      (217,135)
Custody earnings credit                              (2,514)
                                                -----------
   Net Expenses                                     215,906
                                                -----------
Net Investment Income                             1,863,071
                                                -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                      714,021
   Futures contracts                               (654,444)
                                                -----------
      Net realized gain                              59,577
                                                -----------
Net change in unrealized appreciation/depreciation on:
   Investments                                     (186,150)
   Futures contracts                                  1,581
                                                -----------
      Net change in unrealized
         appreciation/depreciation                 (184,569)
                                                -----------
Net Loss                                           (124,992)
                                                -----------
Net Increase in Net Assets from Operations        1,738,079
                                                -----------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (191,814)
                                                -----------
Net Increase in Net Assets from Operations
   Applicable to Common Shares                   $1,546,265
                                                -----------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                   YEAR ENDED NOVEMBER 30,
                                 --------------------------
INCREASE (DECREASE) IN NET ASSETS:   2002          2001
------------------------------------------------------------
OPERATIONS:
Net investment income            $ 1,863,071    $ 1,889,342
Net realized gain (loss) on
   investments and futures contracts  59,577       (241,059)
Net change in unrealized
   appreciation/depreciation
   on investments and futures
   contracts                        (184,569)     1,455,505
                                ------------   ------------
Net Increase from Operations       1,738,079      3,103,788
                                ------------   ------------

LESS DISTRIBUTIONS DECLARED
   TO PREFERRED SHAREHOLDERS:
From net investment income          (191,814)      (397,551)
                                ------------   ------------
Net Increase in Net Assets from
   Operations Applicable to
   Common Shares                   1,546,265      2,706,237
                                ------------   ------------

LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income        (1,780,031)    (1,338,553)
                                ------------   ------------

SHARE TRANSACTIONS:
Distributions reinvested -
   common shares                      45,245             --
                                ------------   ------------
Total Increase (Decrease) in
   Net Assets Applicable to
   Common Shares                    (188,521)     1,367,684

NET ASSETS APPLICABLE TO
   COMMON SHARES:
Beginning of period               25,363,201     23,995,517
                                ------------   ------------
End of period (including
   undistributed net investment
   income of $134,274 and
   $207,841, respectively)       $25,174,680    $25,363,201
                                ------------   ------------




                                   YEAR ENDED NOVEMBER 30,
                                 --------------------------
NUMBER OF FUND SHARES:               2002          2001
------------------------------------------------------------
Common Shares:
Issued for distributions reinvested    2,843             --
Outstanding at:
   Beginning of period             1,606,900      1,606,900
                                ------------   ------------
   End of period                   1,609,743      1,606,900
                                ------------   ------------

Preferred Shares:
Outstanding at end of period             564            564
                                ------------   ------------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial New York Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company. The Fund's investment goal is to provide current income, generally exempt from ordinary federal income tax and New York State and City personal income taxes. The Fund is authorized to issue an unlimited number of common shares of beneficial interest and 564 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows, based on securities held by the Fund on December 1, 2001:

                                     NET UNREALIZED
             COST                     APPRECIATION
            ------                   --------------
            $35,207                     $(35,207)

The effect of this change, for the year ended November 30, 2002, was as follows:

      NET INVESTMENT    NET REALIZED     NET UNREALIZED
          INCOME            GAINS         APPRECIATION
          ------           -------        ------------
          $18,546         $(1,471)          $(17,075)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on November 30, 2002 was 1.20%. For the year ended November 30, 2002, the Fund declared dividends to Auction Preferred shareholders amounting to $191,814 representing an average APS dividend rate of 1.36%.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, capital loss carryforwards, and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid to common and APS shareholders during the year was as follows:

                                TAX-EXEMPT
            ORDINARY INCOME       INCOME
             ------------       -----------
                $7,894          $1,963,951

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

             UNDISTRIBUTED
              TAX-EXEMPT        UNREALIZED
                INCOME         APPRECIATION
             ------------     ---------------
                $83,999         $3,385,982

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                YEAR OF        CAPITAL LOSS
              EXPIRATION       CARRYFORWARD
                ------        --------------
                 2008            $265,521


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS. Through November 30, 2004, the Advisor has contractually agreed to waive a portion of the fee so that it will not exceed 0.35% annually.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

EXPENSE LIMITS:
The Advisor has voluntarily agreed to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to the APS. This arrangement may be modified or terminated by the Advisor at any time.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,514 of custody fees were reduced by balance credits for the year ended November 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Fund currently has outstanding 564 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At November 30, 2002, there were no such restrictions on the Fund.

Under Emerging Issues Task Force ("EITF") promulgation Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's preferred shares, which were previously classified as a component of net assets, have been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended November 30, 2002, purchases and sales of investments, other than short-term obligations, were $6,264,110 and $7,215,650, respectively.

Unrealized appreciation (depreciation) at November 30, 2002, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation                 $3,465,573
   Gross unrealized depreciation                   (127,781)
                                               ------------
     Net unrealized appreciation                 $3,337,792
                                               ------------


OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at November 30, 2002.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                                                                                                      PERIOD
                                                                                      YEAR ENDED NOVEMBER 30,          ENDED
                                                                             -------------------------------------   NOVEMBER 30,
                                                                                  2002         2001         2000       1999 (a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $     15.78  $      14.93  $      14.24  $    14.33
                                                                             -----------  ------------  ------------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                               1.16(b)(c)    1.18(c)       1.27(d)     0.02
Net realized and unrealized gain (loss) on investments and futures contracts       (0.07)(b)      0.75          0.86       (0.08)
                                                                             -----------  ------------  ------------  ----------
   Total from Investment Operations                                                 1.09          1.93          2.13       (0.06)
                                                                             -----------  ------------  ------------  ----------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                         (0.12)        (0.25)        (0.33)         --
                                                                             -----------  ------------  ------------  ----------
   Total from Investment Operations Applicable to Common Shareholders               0.97          1.68          1.80       (0.06)
                                                                             -----------  ------------  ------------  ----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                         (1.11)        (0.83)        (0.93)         --
                                                                             -----------  ------------  ------------  ----------
LESS SHARE TRANSACTIONS:
Offering costs-- common shares                                                        --            --           --        (0.03)
Commission and offering costs-- preferred shares                                      --            --        (0.18)          --
                                                                             -----------  ------------  ------------  ----------
   Total Share Transactions                                                           --            --        (0.18)       (0.03)
                                                                             -----------  ------------  ------------  ----------
NET ASSET VALUE, END OF PERIOD                                               $     15.64  $      15.78  $     14.93   $    14.24
                                                                             -----------  ------------  ------------  ----------
Market price per share-- common shares                                       $     15.86  $      14.60  $     14.63   $    15.06
                                                                             -----------  ------------  ------------  ----------
Total return-- based on market value-- common shares (e)                           16.79%(f)      5.63%(f)     3.58%(f)     0.41%(g)
                                                                             -----------  ------------  ------------  ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)(i)                                                                     0.85%(j)      0.81%(j)     0.32%(j)     0.20%(k)
Net investment income before preferred stock dividend (h)(i)                        7.38%(b)      7.49%        8.86%        5.20%(k)
Net investment income after preferred stock dividend (h)(i)                         6.62%(b)      5.91%        6.53%        5.20%(k)
Voluntary waiver/reimbursement (i)                                                  0.39%         0.57%        0.18%          --%
Portfolio turnover rate                                                               16%            4%          32%           0%(g)
Net assets, end of period (000's)-- common shares                            $    25,175  $     25,363  $    23,996   $   22,873

(a)The Fund commenced investment operations on November 19, 1999.
(b)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 7.30% to 7.38% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.54% to 6.62%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)Per share data was calculated using average shares outstanding during the period.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Ratios reflect average net assets available to common shares only.
(j)Ratios calculated using average net assets of the Fund equals 0.55%, 0.52% and 0.20% for the years ended November 30, 2002, November 30, 2001 and November 30, 2000, respectively.
(k)Annualized.





ASSET COVERAGE REQUIREMENTS
                                                     INVOLUNTARY
                                         ASSET       LIQUIDATING     AVERAGE
                       TOTAL AMOUNT    COVERAGE      PREFERENCE   MARKET VALUE
                        OUTSTANDING    PER SHARE      PER SHARE     PER SHARE
------------------------------------------------------------------------------
11/30/02                $14,100,000     $69,636        $25,003       $25,000
11/30/01                 14,100,000      69,970         25,003        25,000
11/30/00*                14,100,000      67,545         25,014        25,000

* On December 20, 1999, the Fund began offering Auction Preferred Shares.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL NEW YORK INSURED MUNICIPAL FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial New York Insured Municipal Fund (the "Fund") at November 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 20, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

99.60% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

DIVIDEND REINVESTMENT PLAN

COLONIAL NEW YORK INSURED MUNICIPAL FUND

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Colonial New York Insured Municipal Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below.



                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds1 to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of United Airlines   103            None
c/o Liberty Funds Group LLC                          since December 2002 (formerly President of UAL
One Financial Center                                 Loyalty Services and Executive Vice President
Boston, MA 02111                                     of United Airlines (airline) from September 2001
                                                     to December 2002; formerly Executive Vice
                                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate Development         103            None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive       103             None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,     118*            None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties        105***   Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly              103           None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst



1 In December 2000, the board of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty board or the former Stein Roe Funds board.


TRUSTEES (CONTINUED)

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since September 1994             (business products
One Financial Center                                 (formerly Chief Executive Officer and Chairman                 and services),
Boston, MA 02111                                     of the Board of Directors, Continental Bank               Anixter International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                                 services) and MONY
                                                                                                              Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        103   Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                  Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications))                                          giftware and
                                                                                                                     collectibles)



Interested Trustees
-------------------
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners     105***      Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                     + Co. (financial
                                                     Dean and Professor, College of Business and                 service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and Systech
                                                                                                                  Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia                  103          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and Director
                                                     of Colonial Management Associates, Inc. since
                                                     April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS

                                      Year first
                                      elected or
                        Position with  appointed
Name, address and age   Liberty Funds  to office  Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Keith T. Banks (age 47)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group or its
590 Madison Avenue, 36th Floor                      predecessor since August 2000; President, Chief Executive Officer and Chief
New York, NY 10022                                  Investment Officer of Fleet Investment Advisors Inc. since 2000 (formerly
                                                    Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                    from November 1996 to August 2000); President of Galaxy Funds since September
                                                    2002

Vicki L. Benjamin (age 41)   Chief       2001       Controller of Liberty Funds, Stein Roe and Liberty All-Star Funds since May
One Financial Center        Accounting              2002; Chief Accounting Officer of Liberty Funds, Stein Roe and Liberty All-Star
Boston, MA 02111            Officer                 Funds since June 2001; Controller and Chief Accounting Officer of Galaxy Funds
                                                    since September 2002; Vice President of Liberty Funds since April 2001 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of Liberty Funds since January 2001
                                                    (formerly Vice President from April 2000 to January 2001; Vice President of
                                                    Colonial Management Associates, Inc. from February 1998 to October 2000; Senior
                                                    Tax Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)   Secretary  2002       Secretary of Liberty Funds, Stein RoeFunds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel since
                                                    September 2002 of Fleet National Bank (formerly Senior Vice President and Group
                                                    Counsel of Fleet National Bank from November 1996 to September 2002)


TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial New York Insured Municipal Fund is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021
800-730-6001

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial New York Insured Municipal Fund.

COLONIAL NEW YORK INSURED MUNICIPAL FUND      ANNUAL REPORT




                                                 IY-02/051M-1102 (01/03) 02/3049